NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Nature Of Operations And Basis Of Presentation Details Narrative
State of incorporation	State of Nevada	State of Nevada
Date of incorporation	Nov. 01, 2006	Nov. 01, 2006